LONG-TERM DEBT, NET (2015 Credit Facilities) - Additional Information (Detail) $ in Thousands						12 Months Ended
	Jul. 10, 2017 USD ($)	Jul. 10, 2017 HKD ($)	Jul. 03, 2017 USD ($)	Jun. 29, 2015 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 HKD ($)	Jul. 08, 2017 USD ($)	Jul. 08, 2017 HKD ($)	Jun. 29, 2015 HKD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 HKD ($)	Jun. 30, 2011 HKD ($)
Long-Term Debt [Line Items]
Loss on extinguishment of debt						$ 49,337	$ 17,435	$ 481
Costs associated with debt modification						2,793	8,101	7,603
Total long-term debt						3,619,139	3,821,519
Repayments of long-term debt						896,276	124,286	70,205
2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Costs associated with debt modification						$ 2,793
Maturity date						Jun. 06, 2025
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity				$ 1,203,362	$ 1,203,362							$ 9,362,160,000			$ 9,362,160,000
Loan commitment fees recognized								1,385
Loss on extinguishment of debt								481
2011 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate					1.75%
2011 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate					2.75%
2011 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity					$ 802,241										6,241,440,000
Amount drawn down as of the date													$ 802,241	$ 6,241,440,000
2011 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity					$ 401,121										$ 3,120,720,000
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity				$ 1,750,000								13,650,000,000
Loan commitment fees recognized						$ 4,819	$ 4,800	3,100
Costs associated with debt modification								592
Costs capitalized as deferred finance costs								$ 46,507
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate				1.75%
Initial interest period, description						For the Six months from June 29, 2015
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate				1.25%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate				2.50%
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity				$ 500,000								3,900,000,000
Amount drawn down as of the date						$ 500,000			$ 3,900,000,000
Maturity date						Jun. 29, 2021
Total long-term debt						$ 433,611			3,373,500,000
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity				1,250,000								$ 9,750,000,000
Amount drawn down as of the date										$ 350,000	$ 2,723,000,000
Maturity date						Jun. 29, 2020
Amount available for future drawdown						$ 1,250,000			$ 9,750,000,000
Repayments of long-term debt	$ 350,000	$ 2,723,000,000
2015 Credit Facilities [Member] | Incremental Facilities [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity				$ 1,300,000
Second 2017 Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 350,000
Purchase price as percentage of principal			100.75%